Statement of cash flows - supplementary information - Reconciliation between the opening and closing balances in the consolidated balance sheet arising from financing activities (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	$ 756,570	$ 983,335
Repayments	(229,992)	(237,302)
Total financing cash flow activities	(229,992)	(237,302)
Conversion to Senior Unsecured Convertible Debentures		0
Amortization of deferred financing costs	3,628	4,992
Write down of term facility unamortized issue costs	7,641	0
New finance leases	2,924	5,160
Change in fair value of embedded derivatives	(7,185)	(11,251)
Accretion expense	3,098	2,276
Unrealized foreign exchange gain	(2,616)	9,360
Total financing non-cash activities	7,490	10,537
Liabilities from financing activities, ending balance	534,068	756,570
Term Facility
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	623,066	616,339
Repayments	(223,795)	(6,651)
Total financing cash flow activities	(223,795)	(6,651)
Conversion to Senior Unsecured Convertible Debentures		0
Amortization of deferred financing costs	2,735	4,018
Write down of term facility unamortized issue costs	7,641
New finance leases	0	0
Change in fair value of embedded derivatives	0	0
Accretion expense	0	0
Unrealized foreign exchange gain	(2,616)	9,360
Total financing non-cash activities	7,760	13,378
Liabilities from financing activities, ending balance	407,031	623,066
Special Warrants
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	0	133,751
Repayments		0
Total financing cash flow activities		0
Conversion to Senior Unsecured Convertible Debentures		(133,751)
Amortization of deferred financing costs		0
New finance leases		0
Change in fair value of embedded derivatives		0
Accretion expense		0
Unrealized foreign exchange gain		0
Total financing non-cash activities		(133,751)
Liabilities from financing activities, ending balance		0
Senior Unsecured Convertible Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	124,747	0
Repayments	0	(313)
Total financing cash flow activities	0	(313)
Conversion to Senior Unsecured Convertible Debentures		133,751
Amortization of deferred financing costs	893	974
Write down of term facility unamortized issue costs	0
New finance leases	0	0
Change in fair value of embedded derivatives	(7,185)	(11,251)
Accretion expense	2,395	1,586
Unrealized foreign exchange gain	0
Total financing non-cash activities	(3,897)	125,060
Liabilities from financing activities, ending balance	120,850	124,747
Senior Unsecured Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	0	225,000
Repayments		(225,000)
Total financing cash flow activities		(225,000)
Amortization of deferred financing costs		0
New finance leases		0
Change in fair value of embedded derivatives		0
Accretion expense		0
Unrealized foreign exchange gain		0
Total financing non-cash activities		0
Liabilities from financing activities, ending balance		0
Finance leases
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financing activities, beginning balance	8,757	8,245
Repayments	(6,197)	(5,338)
Total financing cash flow activities	(6,197)	(5,338)
Conversion to Senior Unsecured Convertible Debentures
Amortization of deferred financing costs	0	0
Write down of term facility unamortized issue costs	0
New finance leases	2,924	5,160
Change in fair value of embedded derivatives	0	0
Accretion expense	703	690
Unrealized foreign exchange gain	0	0
Total financing non-cash activities	3,627	5,850
Liabilities from financing activities, ending balance	$ 6,187	$ 8,757